Bank Loan - Current Portion (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 17, 2014	Feb. 22, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 24, 2014
Short-term Debt [Line Items]
Weighted average interest rate			4.00%	4.00%	4.00%
Interest expense			$ 1,467	$ 1,935	$ 1,237
First Business Bank [Member] | Criteria Four [Member]
Short-term Debt [Line Items]
Loan agreement description						Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter
First Business Bank [Member] | Criteria Three [Member]
Short-term Debt [Line Items]
Loan agreement description						Ratio of EBITDA to net interest expense shall not be less than 3
First Business Bank [Member] | Criteria Two [Member]
Short-term Debt [Line Items]
Loan agreement description
Leverage ratio: the corporate guarantor's leverage ratio shall not at any time exceed 55%

First Business Bank [Member] | Criteria One [Member]
Short-term Debt [Line Items]
Loan agreement description
Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000

National Bank of Greece [Member]
Short-term Debt [Line Items]
Long-term Debt		$ 4,700	17,598	17,598	$ 17,598		$ 3,300
Description of cash payment in final settlement of obligations
Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company's obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.

Paid amount to Credit Suisse			25,788
Payment of outstanding indebtedness	$ 2,700